Net Loss Per Share - Summary of Potential Common Shares Outstanding from the Computation of Diluted Net Loss Per Share/Unit (Detail) - OAK Street Health Inc and Affiliates [Member]	9 Months Ended
Sep. 30, 2020 shares
Total	37,304,169
Stock Options [Member]
Stock options	14,921,281
RSU [Member]
RSUs	148,876
RSA [Member]
RSAs	22,234,012